[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

March 2, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Integrity Funds (Registration Nos. 33-53698 and 811-07322)

Ladies and Gentlemen:

The Integrity Funds (the "Registrant") is transmitting Post-Effective Amendment No. 61 (the "Amendment") to the Registration Statement on Form N-1A for electronic filing under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act") (under which it is Amendment No. 62).

This Amendment is being filed pursuant to 485(a) under the Securities Act for the purpose of review both in connection with the revisions to Form N-1A adopted in Enhanced Disclosure and New Prospectus Delivery Option for Registered Open-End Management Investment Companies, Investment Company Act Release No. 28,584 and in light of certain events that occurred since the Registrant's last annual update. In this regard, on July 31, 2009, Integrity Mutual Funds, Inc. ("Integrity"), formerly the parent company of (a) Integrity Money Management, Inc., which was formerly the investment adviser to the Registrant's series (b) Integrity Funds Distributor, Inc. ("IFD"), which is the distributor for the Registrant's series, and (c) Integrity Fund Services, Inc. ("IFS"), which is the transfer agent, accounting service provider and administrator for the Registrant's series, generally sold its mutual fund services businesses to Corridor Investors, LLC ("Corridor"), a North Dakota limited liability company formed in January 2009, and Viking Fund Management, LLC ("Viking"). In addition, Viking (along with IFD and IFS) became a wholly-owned subsidiary of Corridor. The shareholders of each of the Registrant's series approved, among other things, a new investment advisory agreement with Viking (which are currently in effect), as well as a manager-of-managers structure (subject to obtaining necessary relief from the Securities and Exchange Commission). The Prospectus and Statement of Additional Information ("SAI") reflect these matters and various other updates. Further updates will be made on amendment to complete certain information and to add certain disclosure pertaining to the Registrant's Board of Trustees pursuant to Proxy Disclosure Enhancements, Investment Company Act Release No. 29,092.

In light of the above, the Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act so that the Amendment may become effective on May 1, 2010. Marked copies of the Prospectus, SAI and Part C are included with this filing.

If we may cooperate with you in any way in the processing of this registration statement, please telephone Felice Foundos at (312) 845-3864 or the undersigned at (312) 845-3446.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Suzanne M. Russell
Suzanne M. Russell

Enclosures